Share-based Compensation - Summary Of Fair Value of Stock Options Weighted-Average Assumptions Used (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			2.90%	1.20%		1.30%		0.50%	1.70%
Expected life (years)		6 years	6 years	6 years		6 years		6 years	6 years
Expected volatility			84.10%	68.80%		69.60%		80.10%	74.10%
Dividend yield			0.00%	0.00%		0.00%		0.00%	0.00%
Weighted-average grant date fair value			$ 7.71	$ 33		$ 31.4		$ 46	$ 32.8
Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.00%	1.60%			2.10%		0.90%
Expected life (years)					5 years 10 months 24 days		5 years 10 months 24 days
Expected volatility	0.00%	106.20%			105.00%		106.30%
Dividend yield	0.00%	0.00%
Weighted-average grant date fair value		$ 1.26			$ 1.1		$ 2.69